GOLDMAN SACHS TRUST
Goldman Sachs Fundamental International Equity Funds

Class B Shares of the

Goldman Sachs Concentrated International Equity Fund
Goldman Sachs Strategic International Equity Fund
Goldman Sachs International Small Cap Fund

Supplement dated June 29, 2009 to the
Prospectus dated February 27, 2009 (the “Prospectus”)

Goldman Sachs Fundamental Emerging Markets Equity Funds

Class B Shares of the

Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs Asia Equity Fund

Supplement dated June 29, 2009 to the
Prospectus dated February 27, 2009 (the “Prospectus”)

Goldman Sachs Structured International Equity Funds

Class B Shares of the

Goldman Sachs Structured International Equity Fund

Supplement dated June 29, 2009 to the
Prospectus dated February 27, 2009 (the “Prospectus”)

Goldman Sachs Structured Domestic Equity Funds

Class B Shares of the

Goldman Sachs Balanced Fund
Goldman Sachs Structured Large Cap Value Fund
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Structured Small Cap Value Fund
Goldman Sachs Structured Small Cap Equity Fund
Goldman Sachs Structured Small Cap Growth Fund

Supplement dated June 29, 2009 to the
Prospectus dated February 27, 2009 (the “Prospectus”)

(collectively, the “Funds”)

Effective November 2, 2009 (the “Effective Date”), Class B shares of each Fund will no longer be available for purchase by new or existing shareholders.

Shareholders who invest in Class B shares prior to the Effective Date may continue to hold their Class B shares until they convert automatically to Class A shares, as described in each Fund’s Prospectus. Class B shareholders may also continue to reinvest dividends and capital gains into their accounts after the Effective Date. Class B shareholders with automatic investment plans into Class B Shares will no longer be able to make automatic investments into Class B shares after the Effective Date. Class B shareholders may continue to exchange their shares for Class B shares of certain other Goldman Sachs Funds after the Effective Date.

Additional purchase requests for a Fund’s Class B shares received by the Funds after the Effective Date will be rejected.

This Supplement should be retained with your Prospectus for future reference.

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EQFDSBSTK 06-09